BANK LOANS (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Debt Instrument [Line Items]
Short-term and long-term bank loans	$ 11.3
Short-term and long-term bank loans maturity date description	mature on various dates from October 31, 2026 to October 31, 2027
Debt weiighted average interest rate	3.44%	3.99%
Interest expense	$ 0.2	$ 0.2
Maximum [Member]
Debt Instrument [Line Items]
Unsecured short term percentage	3.00%
Maximum [Member] | Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.60%
Maximum [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	4.05%
Minimum [Member]
Debt Instrument [Line Items]
Unsecured short term percentage	3.60%
Minimum [Member] | Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.00%
Minimum [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt interest rate	3.40%
Debt interest rate description	floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points